Time Deposits / Cash And Cash Equivalents - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Time Deposits With Banks [Line Items]
Description of periods when cash flows expected to occur	twelve months	twelve months	12 months	12 months
Bottom of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	0.01%	0.01%	0.01%	0.01%
Top of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	0.30%	0.30%	3.05%	0.05%
Fixed Interest Rate [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate			3.70%
Fixed Interest Rate [Member] | Bottom of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	3.36%
Fixed Interest Rate [Member] | Top of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	3.70%